Note 14 - Related Party Transactions	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of related party [text block]
14.	Related party transactions:

The Bank’s Board of Directors and Senior Executive Officers represent key management personnel and are related parties. At January 31, 2024, amounts due from these related parties totalled $1.5 million ( October 31, 2023 - $1.5 million) and an amount due from a corporation controlled by key management personnel totalled $4.3 million ( October 31, 2023 - $3.9 million). The interest rates charged on loans and advances to related parties are based on mutually agreed-upon terms. Interest income earned on the above loans for the three months ended January 31, 2024, was $41,000 ( January 31, 2023 - $24,000). As at January 31, 2024, there were no specific provisions for credit losses associated with loans issued to key management personnel ( October 31, 2023 - $nil), and all loans issued to key management personnel were current. $500,000 of the Bank’s $5.0 million subordinated notes payable, issued in March 2019, are held by a related party (note 7).